CASH, CASH EQUIVALENTS AND TIME DEPOSITS - Additional Information (Details) ¥ in Millions	6 Months Ended
	Jun. 30, 2026 CNY (¥)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2026 $ / shares	Dec. 31, 2024 $ / shares
CASH, CASH EQUIVALENTS AND TIME DEPOSITS
Purchase of right-of-use assets | ¥	¥ 105.5	¥ 27.9
Par value per share | $ / shares			$ 0.00001
Disposal of property and equipment included in amounts due from related parties | ¥	¥ 13.6	¥ 1.4
Ordinary shares
CASH, CASH EQUIVALENTS AND TIME DEPOSITS
Par value per share | $ / shares				$ 4.53